Summary of Unrealized Gains (Losses) for securities at FVOCI (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	$ 84,389	$ 103,285
Securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	81,964	100,607
Gross unrealized gains	918	714
Gross unrealized (losses)	(138)	(538)
Financial assets at fair value through other comprehensive income	82,744	100,783
Securities [member] | Government and government-related securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	62,405	77,759
Gross unrealized gains	527	583
Gross unrealized (losses)	(29)	(59)
Financial assets at fair value through other comprehensive income	62,903	78,283
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	12,289	13,967
Gross unrealized gains	127	160
Gross unrealized (losses)	(2)	(1)
Financial assets at fair value through other comprehensive income	12,414	14,126
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	17,251	16,342
Gross unrealized gains	233	181
Gross unrealized (losses)	(18)	(21)
Financial assets at fair value through other comprehensive income	17,466	16,502
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member] |
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	23,115	32,875
Gross unrealized gains	138	192
Gross unrealized (losses)	(8)	(33)
Financial assets at fair value through other comprehensive income	23,245	33,034
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	7,645	10,720
Gross unrealized gains	22	39
Gross unrealized (losses)	(1)	(3)
Financial assets at fair value through other comprehensive income	7,666	10,756
Securities [member] | Government and government-related securities [member] | Mortgage Backed Securities 1 [Member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	2,105	3,855
Gross unrealized gains	7	11
Gross unrealized (losses)		(1)
Financial assets at fair value through other comprehensive income	2,112	3,865
Securities [member] | Other debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	15,213	19,904
Gross unrealized gains	109	105
Gross unrealized (losses)	(15)	(108)
Financial assets at fair value through other comprehensive income	15,307	19,901
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	6,799	10,051
Gross unrealized gains	32	26
Gross unrealized (losses)	(8)	(71)
Financial assets at fair value through other comprehensive income	6,823	10,006
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	8,414	9,853
Gross unrealized gains	77	79
Gross unrealized (losses)	(7)	(37)
Financial assets at fair value through other comprehensive income	8,484	9,895
Securities [member] | Debt securities1 [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	77,618	97,663
Gross unrealized gains	636	688
Gross unrealized (losses)	(44)	(167)
Financial assets at fair value through other comprehensive income	78,210	98,184
Securities [member] | Equity securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,346	2,944
Gross unrealized gains	282	26
Gross unrealized (losses)	(94)	(371)
Financial assets at fair value through other comprehensive income	4,534	2,599
Securities [member] | Equity securities [member] | Common shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,885	2,641
Gross unrealized gains	256	26
Gross unrealized (losses)	(54)	(280)
Financial assets at fair value through other comprehensive income	4,087	2,387
Securities [member] | Equity securities [member] | Preference shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	461	303
Gross unrealized gains	26
Gross unrealized (losses)	(40)	(91)
Financial assets at fair value through other comprehensive income	$ 447	$ 212